Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income
Gains on sales of intangible assets and PP&E	kr 30	kr 47	kr 423
Gains on sales of investments and operations	105	324	219
Other operating revenues	362	783	1,345
Total other operating income	497	1,154	1,987
Other operating expenses
Losses on sales of intangible assets and PP&E	(17)	(74)	(509)
Losses on sales of investments and operations	(330)	(130)	(96)
Write-down of goodwill	(275)	(12,966)
Other operating expenses	(43)	(115)	(979)
Total other operating expenses	kr (665)	kr (13,285)	kr (1,584)